Net fees and commissions income - Details of fees and commissions expense incurred (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Fee and commission expense [abstract]
Fees and commissions paid	₩ 325,536		₩ 261,734	₩ 246,824
Credit card commission	446,885		425,796	424,316
Securities business commission	1,414		1,605	551
Others	15,695		11,795	8,286
Total	₩ 789,530	$ 626,512	₩ 700,930	₩ 679,977